Cover	Dec. 17, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 17, 2024
Entity Registrant Name	GLOBALSTAR, INC.
Entity Address, City or Town	Covington,
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33117
Entity Tax Identification Number	41-2116508
Entity Address, Address Line One	1351 Holiday Square Blvd.
Entity Address, State or Province	LA
Entity Address, Postal Zip Code	70433
City Area Code	985
Local Phone Number	335-1500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	GSAT
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false
Entity Central Index Key	0001366868
Amendment Flag	false